General - Unconsolidated companies with more than 50 Percent ownership interests (Details)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Mirae Asset Maps Clean Water Private Equity Investment Trust 7th		Mirae Asset Maps Clean Water Private Equity Investment Trust 7th
Location		Korea		Korea
Main Business		Securities Investment		Securities Investment
Percentage of ownership		59.70%		59.70%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Yonsei Private Equity Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Kiwoom Yonsei Private Equity Investment Trust		Kiwoom Yonsei Private Equity Investment Trust
Location		Korea		Korea
Main Business		Securities Investment		Securities Investment
Percentage of ownership		88.90%		88.90%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS Europe Private Placement Real Estate Fund No 163-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	IGIS Europe Private Placement Real Estate Fund No. 163-2	[2]	IGIS Europe Private Placement Real Estate Fund No. 163-2
Location		Korea		Korea
Main Business		Securities Investment		Securities Investment
Percentage of ownership		97.90%		97.90%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS Global Private Placement Real Estate Fund No 148-1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	IGIS Global Private Placement Real Estate Fund No. 148-1	[2]	IGIS Global Private Placement Real Estate Fund No. 148-1
Location		Korea		Korea
Main Business		Securities Investment		Securities Investment
Percentage of ownership		75.00%		75.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS Global Private Placement Real Estate Fund No 148-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	IGIS Global Private Placement Real Estate Fund No. 148-2	[2]	IGIS Global Private Placement Real Estate Fund No. 148-2
Location		Korea		Korea
Main Business		Securities Investment		Securities Investment
Percentage of ownership		75.00%		75.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1	[2]	Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1
Location		Korea		Korea
Main Business		Securities Investment		Securities Investment
Percentage of ownership		66.70%		66.70%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Hangkang Sewage Treatment Plant Fund
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Hangkang Sewage Treatment Plant Fund	[2]	Hangkang Sewage Treatment Plant Fund
Location		Korea		Korea
Main Business		Securities Investment		Securities Investment
Percentage of ownership		55.60%		55.60%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Korea Investment Pocheon Hwado Expressway Professional Investment Fund [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Korea Investment Pocheon Hwado Expressway Professional Investment Fund	[2]	Korea Investment Pocheon Hwado Expressway Professional Investment Fund
Location		Korea		Korea
Main Business		Securities Investment		Securities Investment
Percentage of ownership		55.20%		55.20%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Midas Global Private Placement Real Estate Investment Trust No. 7-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Midas Global Private Placement Real Estate Investment Trust No. 7-2	[2]	Midas Global Private Placement Real Estate Investment Trust No. 7-2
Location		Korea		Korea
Main Business		Securities Investment		Securities Investment
Percentage of ownership		58.30%		58.30%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Together-Korea Government Private Pool Private Securities Investment Trust No.3	[2]	Together-Korea Government Private Pool Private Securities Investment Trust No.3
Location		Korea		Korea
Main Business		Securities Investment		Securities Investment
Percentage of ownership		100.00%		100.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
INMARK France Private Placement Investment Trust No. 18-1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	INMARK France Private Placement Investment Trust No. 18-1	[2]	INMARK France Private Placement Investment Trust No. 18-1
Location		Korea		Korea
Main Business		Securities Investment		Securities Investment
Percentage of ownership		93.80%		93.80%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)	[2]	Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)
Location		Korea		Korea
Main Business		Securities Investment		Securities Investment
Percentage of ownership		99.50%		99.30%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
KOTAM Global Infrastructure Private Equity Investment Trust No. 1 4 [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1],[2]	KOTAM Global Infrastructure Private Equity Investment Trust No. 1-4
Location		Korea
Main Business		Securities Investment
Percentage of ownership		99.70%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Hana UBS Class One Private Equity No. 3 C2 [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Hana UBS Class One Private Equity No. 3 C2
Location		Korea
Main Business		Securities Investment
Percentage of ownership		51.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Consus Gyeongju Green Private Equity Investment Trust No. 1 [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1],[2]	Consus Gyeongju Green Private Equity Investment Trust No. 1
Location		Korea
Main Business		Securities Investment
Percentage of ownership		50.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Harmony Private Placement Investment Trust No. 3 [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1],[2]	Kiwoom Harmony Private Placement Investment Trust No. 3
Location		Korea
Main Business		Securities Investment
Percentage of ownership		77.40%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Consus Solar Energy Private Placement Investment Trust No.1 [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Consus Solar Energy Private Placement Investment Trust No.1
Location		Korea
Main Business		Securities Investment
Percentage of ownership		50.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

[1]	Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
[2]	In accordance with the revision of the Capital Market Act, a hedge fund has been changed to a private equity fund.